Quarterly Report
March 31, 2025
MFS®  Growth Series
MFS® Variable Insurance Trust
VEG-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.5%
Aerospace & Defense – 2.4%
General Electric Co.	102,100	$20,435,315
Howmet Aerospace, Inc.	206,811	26,829,591
		$47,264,906
Apparel Manufacturers – 0.8%
LVMH Moet Hennessy Louis Vuitton SE	24,175	$15,092,996
Broadcasting – 4.0%
Netflix, Inc. (a)	46,880	$43,717,006
Spotify Technology S.A. (a)	61,822	34,003,955
		$77,720,961
Brokerage & Asset Managers – 3.0%
Apollo Global Management, Inc.	88,314	$12,093,719
Ares Management Co.	107,094	15,701,051
KKR & Co., Inc.	262,362	30,331,671
		$58,126,441
Business Services – 4.1%
CoStar Group, Inc. (a)	121,724	$9,644,193
Fiserv, Inc. (a)	86,104	19,014,346
MSCI, Inc.	15,393	8,704,742
TransUnion	233,063	19,341,898
Verisk Analytics, Inc., “A”	76,268	22,698,882
		$79,404,061
Computer Software – 17.4%
AppLovin Corp. (a)	24,809	$6,573,641
Atlassian Corp. (a)	92,822	19,697,757
Autodesk, Inc. (a)	100,771	26,381,848
Cadence Design Systems, Inc. (a)	50,217	12,771,690
CrowdStrike Holdings, Inc. (a)	18,300	6,452,214
Datadog, Inc., “A” (a)	66,230	6,570,678
Guidewire Software, Inc. (a)	48,462	9,079,840
HubSpot, Inc. (a)	5,755	3,287,774
Microsoft Corp.	555,340	208,469,082
Salesforce, Inc.	70,422	18,898,448
ServiceNow, Inc. (a)	18,115	14,422,076
Synopsys, Inc. (a)	10,896	4,672,750
		$337,277,798
Computer Software - Systems – 6.6%
Apple, Inc.	505,767	$112,346,024
Block, Inc., “A” (a)	93,316	5,069,858
Shopify, Inc. (a)	114,308	10,903,269
		$128,319,151
Construction – 1.0%
Vulcan Materials Co.	79,814	$18,620,606
Electrical Equipment – 1.3%
Amphenol Corp., “A”	375,286	$24,615,009

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 9.4%
ASML Holding N.V., ADR	18,164	$12,036,011
Broadcom, Inc.	53,265	8,918,159
KLA Corp.	12,748	8,666,091
Marvell Technology, Inc.	87,303	5,375,246
NVIDIA Corp.	1,239,514	134,338,527
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	79,910	13,265,060
		$182,599,094
Energy - Renewables – 1.0%
GE Vernova, Inc.	62,536	$19,090,990
Gaming & Lodging – 1.4%
Hilton Worldwide Holdings, Inc.	114,858	$26,135,938
Insurance – 0.9%
Arthur J. Gallagher & Co.	49,910	$17,230,928
Interactive Media Services – 11.6%
Alphabet, Inc., “A”	602,268	$93,134,723
Meta Platforms, Inc., “A”	228,096	131,465,411
		$224,600,134
Internet – 0.4%
Gartner, Inc. (a)	18,287	$7,675,785
Leisure & Toys – 0.9%
Take-Two Interactive Software, Inc. (a)	86,808	$17,990,958
Machinery & Tools – 2.0%
Eaton Corp. PLC	87,141	$23,687,538
Trane Technologies PLC	41,866	14,105,493
		$37,793,031
Major Banks – 0.3%
Goldman Sachs Group, Inc.	11,108	$6,068,189
Medical & Health Technology & Services – 0.5%
Veeva Systems, Inc. (a)	39,303	$9,103,754
Medical Equipment – 5.6%
Abbott Laboratories	83,073	$11,019,633
Boston Scientific Corp. (a)	366,103	36,932,471
Danaher Corp.	38,619	7,916,895
Intuitive Surgical, Inc. (a)	40,288	19,953,438
Medtronic PLC	116,586	10,476,418
Thermo Fisher Scientific, Inc.	45,576	22,678,617
		$108,977,472
Natural Gas - Pipeline – 1.1%
Cheniere Energy, Inc.	91,986	$21,285,560
Other Banks & Diversified Financials – 6.7%
Mastercard, Inc., “A”	141,600	$77,613,792
Moody's Corp.	26,366	12,278,383
Visa, Inc., “A”	113,970	39,941,926
		$129,834,101

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 2.1%
Eli Lilly & Co.	24,981	$20,632,058
Vertex Pharmaceuticals, Inc. (a)	43,212	20,950,042
		$41,582,100
Real Estate – 0.4%
CBRE Group, Inc., “A” (a)	60,993	$7,976,664
Restaurants – 1.0%
Chipotle Mexican Grill, Inc., “A” (a)	175,939	$8,833,897
Starbucks Corp.	110,961	10,884,165
		$19,718,062
Specialty Chemicals – 1.1%
Linde PLC	44,510	$20,725,636
Specialty Stores – 8.0%
Amazon.com, Inc. (a)	734,951	$139,831,777
O'Reilly Automotive, Inc. (a)	10,635	15,235,489
		$155,067,266
Tobacco – 1.7%
Philip Morris International, Inc.	205,163	$32,565,523
Utilities - Electric Power – 0.8%
NextEra Energy, Inc.	48,496	$3,437,882
Vistra Corp.	103,969	12,210,119
		$15,648,001
Total Common Stocks		$1,888,111,115
Mutual Funds (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 4.35% (v)	48,884,434	$48,889,323

Other Assets, Less Liabilities – 0.0%		158,689
Net Assets – 100.0%		$1,937,159,127
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $48,889,323 and $1,888,111,115, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,802,809,824	$—	$—	$1,802,809,824
Sweden	34,003,955	—	—	34,003,955
France	—	15,092,996	—	15,092,996
Taiwan	13,265,060	—	—	13,265,060
Netherlands	12,036,011	—	—	12,036,011
Canada	10,903,269	—	—	10,903,269
Investment Companies	48,889,323	—	—	48,889,323
Total	$1,921,907,442	$15,092,996	$—	$1,937,000,438
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,152,490	$88,686,568	$50,948,671	$(382)	$(682)	$48,889,323
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$227,062	$—